NVIT Invesco Small Cap Growth Fund Investment Strategy - NVIT Invesco Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by small-cap companies. For these purposes, small-cap companies are companies whose capitalizations are within the range of the market capitalizations of companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. It may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. In selecting investments for the Fund, the Fund’s subadviser looks for securities of companies that it believes to have high growth potential, using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The subadviser currently focuses on what it believes to be high growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages and strong growth themes or new innovative products or services. The Fund generally considers selling a security when it fails to perform as expected or when other opportunities appear more attractive. The Fund invests in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging market countries. The Fund has no limits on the amount of assets that can be invested in foreign securities.